Related parties	9 Months Ended
Sep. 30, 2019
Related parties [Abstract]
Related parties
Note 11. - Related parties

During the normal course of business, the Company has historically conducted operations with related parties consisting mainly of Abengoa´s subsidiaries and non-controlling interests. The transactions were completed at market rates.

Further to the sale of its remaining 16.47% stake in the Company to Algonquin on November 27, 2018, Abengoa ceased to fulfill the conditions to be a related party as per IAS 24 - Related Parties Disclosures. Algonquin on its side is a related party since it completed the acquisition of a 25% stake in the Company in March 2018.

Details of balances with related parties as of September 30, 2019 and December 31, 2018, which therefore do not include balances with Abengoa, are as follows:

	Balance as of September 30,	Balance as of December 31,
	2019	2018
	($ in thousands)
Credit receivables (current)	10,045	5,328
Total current receivables with related parties	10,045	5,328

Credit receivables (non-current)	21,342	-
Total non-current receivables with related parties	21,342	-

Trade and other payables (current)	19,749	19,352
Total current payables with related parties	19,749	19,352

Credit payables (non-current)	15,504	33,675
Total non-current payables with related parties	15,504	33,675

Non-current credit receivables as of September 30, 2019 correspond to a loan from Atlantica Investments Limited to Arroyo Netherland II B.V., the holding company of Pemcorp SAPI de CV., Monterrey´s project entity (Note 5).

Trade and other payables and non-current Credit payables relate to debts with non-controlling interests’ partners in Kaxu, Solaben 2&3 and Solacor 1&2.

The transactions carried out with related parties have been as follows:

	For the nine-month period ended September 30,
	2019	2018
	($ in thousands)
Services received	-	(82,506)
Financial income	391	3,062
Financial expenses	(150)	(1,042)

Services received in the nine-month period ended September 30, 2018 are primarily transactions with Abengoa and with subsidiaries of Abengoa, which were related parties during this period.